Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation

1. Organization and Basis of Presentation

Organization

RespireRx Pharmaceuticals Inc. (“RespireRx”) was formed in 1987 under the name Cortex Pharmaceuticals, Inc. to engage in the discovery, development and commercialization of innovative pharmaceuticals for the treatment of neurological and psychiatric disorders. On December 16, 2015, RespireRx filed a Certificate of Amendment to its Second Restated Certificate of Incorporation (as amended, the “Certificate of Incorporation”) with the Secretary of State of the State of Delaware to amend its Second Restated Certificate of Incorporation to change its name from Cortex Pharmaceuticals, Inc. to RespireRx Pharmaceuticals Inc. In August 2012, RespireRx acquired Pier Pharmaceuticals, Inc. (“Pier”), which is now a wholly owned subsidiary. Pier was a clinical stage biopharmaceutical company developing a pharmacologic treatment for obstructive sleep apnea (“OSA”) and had been engaged in research and clinical development activities which activities are now in RespireRx.

While developing potential applications for respiratory disorders, notably dronabinol (a cannabinoid that is a synthetic form of ∆9-tetrahydrocannabinol (“Δ9-THC”)), for the treatment of OSA, the Company has retained and expanded its AMPAkine intellectual property and data with respect to neurological and psychiatric disorders and is considering developing certain potential products in this platform, subject to raising additional financing and/or entering into strategic relationships, of which no assurance can be provided. On August 1, 2020, RespireRx and the University of Wisconsin-Milwaukee Research Foundation, Inc. (“UWMRF”), an affiliate of the University of Wisconsin-Milwaukee, entered into a Patent License Agreement (the “UWMRF Patent License Agreement”), pursuant to which UWMRF licensed to RespireRx certain patent and technology rights held by UWMRF for RespireRx’s use in developing commercial products (See Note 9. Subsequent Events). The licensed intellectual property is associated with a program involving GABAkines, positive allosteric modulators (“PAMs”) of the Type A gamma-amino-butyric acid (“GABAA”) receptors. Together, the AMPAkine and GABAkine programs are the foundation of the Company’s neuromodulator platform called EndeavourRx.

Basis of Presentation

The condensed consolidated financial statements are of RespireRx and its wholly owned subsidiary, Pier (collectively referred to herein as the “Company,” “we” or “our,” unless the context indicates otherwise). The condensed consolidated financial statements of the Company at June 30, 2020 and for the three-months and six-months ended June 30, 2020 and 2019, are unaudited. In the opinion of management, all adjustments (including normal recurring adjustments) have been made that are necessary to present fairly the condensed consolidated financial position of the Company as of June 30, 2020, the results of its condensed consolidated operations for the three-months and six-months ended June 30, 2020 and 2019, changes in its condensed consolidated statements of stockholders’ deficiency for the six-months ended June 30, 2020 and 2019 and its condensed consolidated cash flows for the six-months ended June 30, 2020 and 2019. Condensed consolidated operating results for the interim periods presented are not necessarily indicative of the results to be expected for a full fiscal year. The consolidated balance sheet at December 31, 2019 has been derived from the Company’s audited consolidated financial statements at such date.

The condensed consolidated financial statements and related notes have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, certain information and note disclosures normally included in financial statements prepared in accordance with United States generally accepted accounting principles (“GAAP”) have been omitted pursuant to such rules and regulations. These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and other information included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2019, as filed with the SEC.

1. Organization and Basis of Presentation

Organization

RespireRx Pharmaceuticals Inc. (“RespireRx,” the “Company,” “we” or “our” includes our wholly-owned subsidiary, Pier Pharmacuticals, Inc., unless the context indicates otherwise) was formed in 1987 under the name Cortex Pharmaceuticals, Inc. to engage in the discovery, development and commercialization of innovative pharmaceuticals for the treatment of neurological and psychiatric disorders. On December 16, 2015, RespireRx filed a Certificate of Amendment to its Second Restated Certificate of Incorporation with the Secretary of State of the State of Delaware to amend its Second Restated Certificate of Incorporation to change its name from Cortex Pharmaceuticals, Inc. to RespireRx Pharmaceuticals Inc. While previously developing potential applications for respiratory disorders, RespireRx has retained and expanded its neuromodulator intellectual property and data with respect to neurological and psychiatric disorders and is considering developing certain potential products in this platform, if it is able to obtain additional financing and/or strategic relationships.

In August 2012, RespireRx acquired Pier Pharmaceuticals, Inc. (“Pier”), which is now its wholly-owned subsidiary.

In March 2020, RespireRx and UWM Research Foundation, an affiliate of the University of Wisconsin-Milwaukee, entered into an option agreement (“UWMRF Option Agreement”) pursuant to which RespireRx has a six-month option to license the identified intellectual property pursuant to license terms substantially in the Form of a Patent License Agreement (“UWMRF License Agreement”) that is attached to the UWMRF Option Agreement as Appendix I. The UWMRF License Agreement, if it becomes effective, will expand the Company’s neuromodulator program which has historically included the Company’s AMPAkine program to include a GABA-A program as well. See Note 10. Subsequent Events.

Basis of Presentation

The consolidated financial statements are of RespireRx and its wholly-owned subsidiary, Pier.